Sales and Marketing Expenses (Details) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Sales and Marketing Expenses [Member]
Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	€ 1.6	€ 3.0